Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
PGIM NATIONAL MUNI FUND - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		0.32%	(0.01%)		1.37%
PGIM NATIONAL MUNI FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		1.56%	(0.28%)		0.82%
PGIM NATIONAL MUNI FUND - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		3.87%	0.90%		1.94%
PGIM NATIONAL MUNI FUND - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		3.94%	0.97%	2.31%
Without Sales Load [Member] | PGIM NATIONAL MUNI FUND - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		3.69%	0.65%		1.70%
Without Sales Load [Member] | PGIM NATIONAL MUNI FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		2.56%	(0.28%)		0.82%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[1]	4.12%	0.54%	2.18%	1.91%
Bloomberg 1-15 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Index
Average Annual Return, Percent		2.88%	0.93%	2.20%	1.91%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.